Summary of Significant Accounting Policies and Basis of Presentation (Details)	12 Months Ended
Dec. 31, 2020
Minimum [Member]
Summary of Significant Accounting Policies and Basis of Presentation (Details) [Line Items]
Estimated useful lives	3 years
Maximum [Member]
Summary of Significant Accounting Policies and Basis of Presentation (Details) [Line Items]
Estimated useful lives	5 years